Financial Information for Parent Issuer, Guarantor Subsidiaries and Non-Guarantor Subsidiaries	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Financial Information for Parent Issuer Guarantor Subsidiaries and Non-Guarantor Subsidiaries Disclosure [Abstract]
FINANCIAL INFORMATION FOR PARENT ISSUER, GUARANTOR SUBSIDIARIES AND NON-GUARANTOR SUBSIDIARIES

20.	FINANCIAL INFORMATION FOR PARENT ISSUER, GUARANTOR SUBSIDIARIES AND NON-GUARANTOR SUBSIDIARIES
On March 17, 2011, the Company issued senior notes totaling $800 million in a registered public offering. These debt securities are issued by Willis Group Holdings (‘Holdings Debt Securities’) and are guaranteed by certain of the Company’s subsidiaries. Therefore, the Company is providing the unaudited condensed consolidating financial information below. The following 100 percent directly or indirectly owned subsidiaries fully and unconditionally guarantee the Holdings Debt Securities on a joint and several basis: Willis Netherlands Holdings B.V., Willis Investment UK Holdings Limited, TA I Limited, Trinity Acquisition plc, Willis Group Limited and Willis North America (the ‘Guarantors’).
The guarantor structure described above differs from the guarantor structure associated with the senior notes issued by Willis North America (the ‘Willis North America Debt Securities’) (and for which unaudited condensed consolidating financial information is presented in Note 19) in that Willis Group Holdings is the Parent Issuer and Willis North America is a subsidiary guarantor.
Presented below is condensed consolidating financial information for:

(i)	Willis Group Holdings, which is the Parent Issuer;

(ii)	the Guarantors, which are all 100 percent directly or indirectly owned subsidiaries of the parent;

(iii)	Other, which are the non-guarantor subsidiaries, on a combined basis;

(iv)	Consolidating adjustments; and

(v)	the Consolidated Company.
The equity method has been used for investments in subsidiaries in the unaudited condensed consolidating balance sheets as of June 30, 2013 of Willis Group Holdings and the Guarantors. Investments in subsidiaries in the unaudited condensed consolidating balance sheet for Other represents the cost of investment in subsidiaries recorded in the parent companies of the non-guarantor subsidiaries.
The entities included in the Guarantors column as of June 30, 2013 are Willis Netherlands Holdings B.V., Willis Investment UK Holdings Limited, TA I Limited, Trinity Acquisition plc, Willis Group Limited and Willis North America.

Condensed Consolidating Statement of Operations

	Three months ended June 30, 2013
	Willis Group Holdings - the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$885	$—	$885
Investment income	—	3	3	(3)	3
Other income	—	—	2	—	2
Total revenues	—	3	890	(3)	890
EXPENSES
Salaries and benefits	(1)	(22)	(506)	—	(529)
Other operating expenses	(1)	(68)	(142)	56	(155)
Depreciation expense	—	(8)	(13)	—	(21)
Amortization of intangible assets	—	—	(16)	2	(14)
Net gain on disposal of operations	—	—	3	(3)	—
Total expenses	(2)	(98)	(674)	55	(719)
OPERATING (LOSS) INCOME	(2)	(95)	216	52	171
Investment income from Group undertakings	—	161	5	(166)	—
Interest expense	(10)	(86)	(88)	152	(32)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(12)	(20)	133	38	139
Income taxes	—	5	(40)	6	(29)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(12)	(15)	93	44	110
Interest in earnings of associates, net of tax	—	—	(5)	2	(3)
Equity account for subsidiaries	117	127	—	(244)	—
NET INCOME	105	112	88	(198)	107
Less: Net income attributable to noncontrolling interests	—	—	(2)	—	(2)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$105	$112	$86	$(198)	$105

 Condensed Consolidating Statement of Comprehensive Income

	Three months ended June 30, 2013
	Willis Group Holdings - the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)

Comprehensive income	$111	$118	$80	$(196)	$113
Less: comprehensive income attributable to noncontrolling interests	—	—	(2)	—	(2)
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$111	$118	$78	$(196)	$111

Condensed Consolidating Statement of Operations

	Three months ended June 30, 2012
	Willis Group Holdings - the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$837	$—	$837
Investment income	—	3	5	(3)	5
Other income	—	—	—	—	—
Total revenues	—	3	842	(3)	842
EXPENSES
Salaries and benefits	—	(6)	(494)	—	(500)
Other operating expenses	(10)	(35)	(87)	3	(129)
Depreciation expense	—	(5)	(14)	—	(19)
Amortization of intangible assets	—	—	(19)	4	(15)
Net loss on disposal of operations	—	—	(7)	7	—
Total expenses	(10)	(46)	(621)	14	(663)
OPERATING (LOSS) INCOME	(10)	(43)	221	11	179
Investment income from Group undertakings	—	159	19	(178)	—
Interest expense	(10)	(101)	(73)	151	(33)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(20)	15	167	(16)	146
Income taxes	5	6	(41)	(6)	(36)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(15)	21	126	(22)	110
Interest in earnings of associates, net of tax	—	—	(3)	2	(1)
Equity account for subsidiaries	123	101	—	(224)	—
INCOME FROM CONTINUING OPERATIONS	108	122	123	(244)	109
Discontinued operations, net of tax	—	—	1	—	1
NET INCOME	108	122	124	(244)	110
Less: Net income attributable to noncontrolling interests	—	—	(2)	—	(2)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$108	$122	$122	$(244)	$108

Condensed Consolidating Statement of Comprehensive Income

	Three months ended June 30, 2012
	Willis Group Holdings - the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)

Comprehensive income	$77	$94	$79	$(172)	$78
Less: comprehensive income attributable to noncontrolling interests	—	—	(1)	—	(1)
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$77	$94	$78	$(172)	$77

 Condensed Consolidating Statement of Operations

	Six months ended June 30, 2013
	Willis Group Holdings - the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$1,931	$—	$1,931
Investment income	—	6	7	(6)	7
Other income	—	—	(183)	186	3
Total revenues	—	6	1,755	180	1,941
EXPENSES
Salaries and benefits	(1)	(45)	(1,051)	—	(1,097)
Other operating expenses	(5)	(116)	(246)	56	(311)
Depreciation expense	—	(12)	(35)	—	(47)
Amortization of intangible assets	—	—	(32)	4	(28)
Net gain on disposal of operations	—	—	3	(3)	—
Total expenses	(6)	(173)	(1,361)	57	(1,483)
OPERATING (LOSS) INCOME	(6)	(167)	394	237	458
Investment income from Group undertakings	—	307	48	(355)	—
Interest expense	(21)	(165)	(173)	296	(63)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(27)	(25)	269	178	395
Income taxes	—	6	(87)	4	(77)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(27)	(19)	182	182	318
Interest in earnings of associates, net of tax	—	—	8	4	12
Equity account for subsidiaries	351	367	—	(718)	—
NET INCOME	324	348	190	(532)	330
Less: Net income attributable to noncontrolling interests	—	—	(6)	—	(6)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$324	$348	$184	$(532)	$324

 Condensed Consolidating Statement of Comprehensive Income

	Six months ended June 30, 2013
	Willis Group Holdings - the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)

Comprehensive income	$294	$318	$143	$(456)	$299
Less: comprehensive income attributable to noncontrolling interests	—	—	(5)	—	(5)
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$294	$318	$138	$(456)	$294

Condensed Consolidating Statement of Operations

	Six months ended June 30, 2012
	Willis Group Holdings - the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$1,842	$—	$1,842
Investment income	—	6	10	(6)	10
Other income	—	—	96	(93)	3
Total revenues	—	6	1,948	(99)	1,855
EXPENSES
Salaries and benefits	(1)	(22)	(983)	—	(1,006)
Other operating expenses	(7)	(54)	(228)	4	(285)
Depreciation expense	—	(8)	(30)	—	(38)
Amortization of intangible assets	—	—	(36)	6	(30)
Net loss on disposal of operations	—	—	(23)	23	—
Total expenses	(8)	(84)	(1,300)	33	(1,359)
OPERATING (LOSS) INCOME	(8)	(78)	648	(66)	496
Investment income from Group undertakings	—	316	14	(330)	—
Interest expense	(21)	(201)	(142)	299	(65)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(29)	37	520	(97)	431
Income taxes	7	13	(117)	(7)	(104)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(22)	50	403	(104)	327
Interest in earnings of associates, net of tax	—	—	10	4	14
Equity account for subsidiaries	355	303	—	(658)	—
INCOME FROM CONTINUING OPERATIONS	333	353	413	(758)	341
Discontinued operations, net of tax	—	—	1	—	1
NET INCOME	333	353	414	(758)	342
Less: Net income attributable to noncontrolling interests	—	—	(9)	—	(9)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$333	$353	$405	$(758)	$333

Condensed Consolidating Statement of Comprehensive Income

	Six months ended June 30, 2012
	Willis Group Holdings - the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)

Comprehensive income	$333	$354	$430	$(775)	$342
Less: comprehensive income attributable to noncontrolling interests	—	—	(9)	—	(9)
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$333	$354	$421	$(775)	$333

Condensed Consolidating Balance Sheet

	As of June 30, 2013
	Willis Group Holdings - the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$1	$5	$497	$—	$503
Accounts receivable, net	—	2	1,015	27	1,044
Fiduciary assets	—	—	10,799	(889)	9,910
Deferred tax assets	—	—	11	(1)	10
Other current assets	1	116	263	(173)	207
Total current assets	2	123	12,585	(1,036)	11,674
Investments in subsidiaries	(1,215)	3,326	3,807	(5,918)	—
Amounts owed by (to) Group undertakings	4,047	(3,273)	(774)	—	—
NON-CURRENT ASSETS
Fixed assets, net	—	69	385	(2)	452
Goodwill	—	—	1,211	1,618	2,829
Other intangible assets, net	—	—	502	(129)	373
Investments in associates	—	—	(48)	225	177
Deferred tax assets	—	—	40	(25)	15
Pension benefits asset	—	—	213	—	213
Other non-current assets	4	172	165	(136)	205
Total non-current assets	4	241	2,468	1,551	4,264
TOTAL ASSETS	$2,838	$417	$18,086	$(5,403)	$15,938
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$10,799	$(889)	$9,910
Deferred revenue and accrued expenses	3	15	397	(1)	414
Income taxes payable	—	34	137	(137)	34
Short-term debt and current portion of long-term debt	—	15	2	—	17
Deferred tax liabilities	1	4	28	(1)	32
Other current liabilities	62	49	277	(30)	358
Total current liabilities	66	117	11,640	(1,058)	10,765
NON-CURRENT LIABILITIES
Long-term debt	795	1,530	1	—	2,326
Liabilities for pension benefits	—	—	256	—	256
Deferred tax liabilities	—	—	43	(25)	18
Provisions for liabilities	—	—	213	(11)	202
Other non-current liabilities	—	11	361	(1)	371
Total non-current liabilities	795	1,541	874	(37)	3,173
TOTAL LIABILITIES	$861	$1,658	$12,514	$(1,095)	$13,938

EQUITY
Total Willis Group Holdings stockholders’ equity	1,977	(1,241)	5,549	(4,308)	1,977
Noncontrolling interests	—	—	23	—	23
Total equity	1,977	(1,241)	5,572	(4,308)	2,000
TOTAL LIABILITIES AND EQUITY	$2,838	$417	$18,086	$(5,403)	$15,938
Condensed Consolidating Balance Sheet

	As of December 31, 2012
	Willis Group Holdings - the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$1	$—	$499	$—	$500
Accounts receivable, net	—	—	904	29	933
Fiduciary assets	—	—	10,071	(800)	9,271
Deferred tax assets	1	—	18	(6)	13
Other current assets	1	103	241	(164)	181
Total current assets	3	103	11,733	(941)	10,898
Investments in subsidiaries	(1,542)	3,012	3,824	(5,294)	—
Amounts owed by (to) Group undertakings	4,091	(3,272)	(819)	—	—
NON-CURRENT ASSETS
Fixed assets, net	—	74	395	(1)	468
Goodwill	—	—	1,226	1,601	2,827
Other intangible assets, net	—	—	484	(99)	385
Investments in associates	—	—	(53)	227	174
Deferred tax assets	—	—	42	(24)	18
Pension benefits asset	—	—	136	—	136
Other non-current assets	5	175	157	(131)	206
Total non-current assets	5	249	2,387	1,573	4,214
TOTAL ASSETS	$2,557	$92	$17,125	$(4,662)	$15,112
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$10,071	$(800)	$9,271
Deferred revenue and accrued expenses	2	—	543	(4)	541
Income taxes payable	—	25	120	(126)	19
Short-term debt and current portion of long-term debt	—	15	—	—	15
Deferred tax liabilities	1	—	25	(5)	21
Other current liabilities	60	73	216	(22)	327
Total current liabilities	63	113	10,975	(957)	10,194
NON-CURRENT LIABILITIES
Long-term debt	795	1,542	1	—	2,338
Liabilities for pension benefits	—	—	282	—	282
Deferred tax liabilities	—	—	42	(24)	18
Provisions for liabilities	—	—	188	(8)	180
Other non-current liabilities	—	12	363	—	375
Total non-current liabilities	795	1,554	876	(32)	3,193
TOTAL LIABILITIES	$858	$1,667	$11,851	$(989)	$13,387

EQUITY
Total Willis Group Holdings stockholders’ equity	1,699	(1,575)	5,248	(3,673)	1,699
Noncontrolling interests	—	—	26	—	26
Total equity	1,699	(1,575)	5,274	(3,673)	1,725
TOTAL LIABILITIES AND EQUITY	$2,557	$92	$17,125	$(4,662)	$15,112

Condensed Consolidating Statement of Cash Flows

	Six months ended June 30, 2013
	Willis Group Holdings - the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(26)	$16	$147	$—	$137
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	2	6	—	8
Additions to fixed assets	—	(9)	(42)	—	(51)
Additions to intangible assets	—	—	(1)	—	(1)
Acquisitions of subsidiaries, net of cash acquired	—	—	(29)	—	(29)
Payments to acquire other investments	—	—	(2)	—	(2)
Net cash used in investing activities	—	(7)	(68)	—	(75)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from draw down of revolving credit facility	—	—	2	—	2
Repayments of debt	—	(8)	—	—	(8)
Proceeds from issue of shares	62	—	—	—	62
Amounts owed by (to) Group undertakings	58	4	(62)	—	—
Excess tax benefits from share-based payment arrangement	1	—	—	—	1
Dividends paid	(95)	—	—	—	(95)
Acquisition of noncontrolling interests	—	—	(4)	—	(4)
Dividends paid to noncontrolling interests	—	—	(8)	—	(8)
Net cash provided by (used in) financing activities	26	(4)	(72)	—	(50)
INCREASE IN CASH AND CASH EQUIVALENTS	—	5	7	—	12
Effect of exchange rate changes on cash and cash equivalents	—	—	(9)	—	(9)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	1	—	499	—	500
CASH AND CASH EQUIVALENTS, END OF PERIOD	$1	$5	$497	$—	$503

Condensed Consolidating Statement of Cash Flows

	Six months ended June 30, 2012
	Willis Group Holdings - the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(25)	$94	$142	$(53)	$158
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	5	—	5
Additions to fixed assets	—	(12)	(51)	—	(63)
Acquisitions of subsidiaries, net of cash acquired	—	—	(4)	—	(4)
Payments to acquire other investments	—	—	(4)	—	(4)
Net cash used in investing activities	—	(12)	(54)	—	(66)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from draw down of revolving credit facility	—	50	—	—	50
Repayments of debt	—	(5)	(4)	—	(9)
Repurchase of shares	(56)	—	—	—	(56)
Proceeds from issue of shares	23	—	—	—	23
Amounts owed by (to) Group undertakings	151	(290)	139	—	—
Excess tax benefits from share-based payment arrangement	—	—	1	—	1
Dividends paid	(93)	—	(53)	53	(93)
Proceeds from sale of noncontrolling interests	—	—	3	—	3
Acquisition of noncontrolling interests	—	—	(29)	—	(29)
Dividends paid to noncontrolling interests	—	—	(10)	—	(10)
Net cash provided by (used in) financing activities	25	(245)	47	53	(120)
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	—	(163)	135	—	(28)
Effect of exchange rate changes on cash and cash equivalents	—	—	(1)	—	(1)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	—	163	273	—	436
CASH AND CASH EQUIVALENTS, END OF PERIOD	$—	$—	$407	$—	$407

31.	FINANCIAL INFORMATION FOR PARENT ISSUER, GUARANTOR SUBSIDIARIES AND NON-GUARANTOR SUBSIDIARIES
On March 17, 2011, the Company issued senior notes totaling $800 million in a registered public offering. These debt securities were issued by Willis Group Holdings (‘Holdings Debt Securities’) and are guaranteed by certain of the Company’s subsidiaries. Therefore, the Company is providing the condensed consolidating financial information below. The following 100 percent directly or indirectly owned subsidiaries fully and unconditionally guarantee the Holdings Debt Securities on a joint and several basis: Willis Netherlands Holdings B.V., Willis Investment UK Holdings Limited, TA I Limited, Trinity Acquisition plc, Willis Group Limited and Willis North America (the ‘Guarantors’).
The guarantor structure described above differs from the guarantor structure associated with the senior notes issued by Willis North America (the ‘Willis North America Debt Securities’) (and for which condensed consolidating financial information is presented in Note 30) in that Willis Group Holdings is the Parent Issuer and Willis North America is a subsidiary guarantor.
Presented below is condensed consolidating financial information for:

(i)	Willis Group Holdings, which is the Parent Issuer;

(ii)	the Guarantors, which are all 100 percent directly or indirectly owned subsidiaries of the parent;

(iii)	Other, which are the non-guarantor subsidiaries, on a combined basis;

(iv)	Consolidating adjustments; and

(v)	the Consolidated Company.
The equity method has been used for investments in subsidiaries in the condensed consolidating balance sheets for the year ended December 31, 2012 of Willis Group Holdings and the Guarantors. Investments in subsidiaries in the condensed consolidating balance sheet for Other, represents the cost of investment in subsidiaries recorded in the parent companies of the non-guarantor subsidiaries.
The entities included in the Guarantors column for the year ended December 31, 2012 are Willis Netherlands Holdings B.V., Willis Investment UK Holdings Limited, TA I Limited, Trinity Acquisition plc, Willis Group Limited and Willis North America.

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2012
	Willis Group Holdings — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$3,458	$—	$3,458
Investment income	—	12	17	(11)	18
Other income	—	—	97	(93)	4
Total revenues	—	12	3,572	(104)	3,480
EXPENSES
Salaries and benefits	(2)	(96)	(2,377)	—	(2,475)
Other operating expenses	(4)	(161)	(419)	3	(581)
Depreciation expense	—	(16)	(63)	—	(79)
Amortization of intangible assets	—	—	(71)	12	(59)
Goodwill impairment charge	—	—	(492)	—	(492)
Net loss on disposal of operations	—	—	(28)	25	(3)
Total expenses	(6)	(273)	(3,450)	40	(3,689)
OPERATING (LOSS) INCOME	(6)	(261)	122	(64)	(209)
Investment income from Group undertakings	6	1,332	220	(1,558)	—
Interest expense	(43)	(394)	(277)	586	(128)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(43)	677	65	(1,036)	(337)
Income taxes	—	62	(166)	3	(101)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(43)	739	(101)	(1,033)	(438)
Interest in earnings of associates, net of tax	—	—	(4)	9	5
Equity account for subsidiaries	(403)	(1,128)	—	1,531	—
LOSS FROM CONTINUING OPERATIONS	(446)	(389)	(105)	507	(433)
Discontinued operations, net of tax	—	—	—	—	—
NET LOSS	(446)	(389)	(105)	507	(433)
Less: Net income attributable to noncontrolling interests	—	—	(13)	—	(13)
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$(446)	$(389)	$(118)	$507	$(446)

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2012
	Willis Group Holdings—the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
Comprehensive loss	$(552)	$(486)	$(213)	$712	$(539)
Less: Comprehensive income attributable to noncontrolling interests	—	—	(13)	—	(13)
Comprehensive loss attributable to Willis Group Holdings	$(552)	$(486)	$(226)	$712	$(552)

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2011
	Willis Group Holdings — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$3,414	$—	$3,414
Investment income	—	13	29	(11)	31
Other income	—	—	24	(22)	2
Total revenues	—	13	3,467	(33)	3,447
EXPENSES
Salaries and benefits	(3)	(69)	(2,015)	—	(2,087)
Other operating expenses	(17)	(66)	(571)	(2)	(656)
Depreciation expense	—	(14)	(60)	—	(74)
Amortization of intangible assets	—	—	(74)	6	(68)
Net gain on disposal of operations	—	—	7	(3)	4
Total expenses	(20)	(149)	(2,713)	1	(2,881)
OPERATING (LOSS) INCOME	(20)	(136)	754	(32)	566
Investment income from Group undertakings	35	747	(157)	(625)	—
Make-whole on repurchase and redemption of senior notes and write-off of unamortized debt issuance costs	—	(171)	—	—	(171)
Interest expense	(34)	(410)	(332)	620	(156)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(19)	30	265	(37)	239
Income taxes	—	83	(117)	2	(32)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(19)	113	148	(35)	207
Interest in earnings of associates, net of tax	—	—	4	8	12
Equity account for subsidiaries	223	61	—	(284)	—
INCOME FROM CONTINUING OPERATIONS	204	174	152	(311)	219
Discontinued operations, net of tax	—	—	1	—	1
NET INCOME	204	174	153	(311)	220
Less: Net income attributable to noncontrolling interests	—	—	(16)	—	(16)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$204	$174	$137	$(311)	$204

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2011
	Willis Group Holdings—the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
Comprehensive income (loss)	$1	$(24)	$(50)	$89	$16
Less: Comprehensive income attributable to noncontrolling interests	—	—	(15)	—	(15)
Comprehensive income (loss) attributable to Willis Group Holdings	$1	$(24)	$(65)	$89	$1

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2010
	Willis Group Holdings — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$3,293	$—	$3,293
Investment income	—	12	36	(10)	38
Other income	—	—	1	—	1
Total revenues	—	12	3,330	(10)	3,332
EXPENSES
Salaries and benefits	—	(65)	(1,818)	15	(1,868)
Other operating expenses	335	(55)	(825)	(19)	(564)
Depreciation expense	—	(9)	(54)	—	(63)
Amortization of intangible assets	—	—	(82)	—	(82)
Net (loss) gain on disposal of operations	(347)	—	350	(5)	(2)
Total expenses	(12)	(129)	(2,429)	(9)	(2,579)
OPERATING (LOSS) INCOME	(12)	(117)	901	(19)	753
Investment income from Group undertakings	—	2,039	952	(2,991)	—
Interest expense	—	(580)	(374)	788	(166)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(12)	1,342	1,479	(2,222)	587
Income taxes	—	45	(186)	1	(140)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(12)	1,387	1,293	(2,221)	447
Interest in earnings of associates, net of tax	—	—	16	7	23
Equity account for subsidiaries	467	(934)	—	467	—
INCOME FROM CONTINUING OPERATIONS	455	453	1,309	(1,747)	470
NET INCOME	455	453	1,309	(1,747)	470
Less: Net income attributable to noncontrolling interests	—	—	(15)	—	(15)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$455	$453	$1,294	$(1,747)	$455

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2010
	Willis Group Holdings—the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
Comprehensive income	$508	$501	$1,375	$(1,863)	$521
Less: Comprehensive income attributable to noncontrolling interests	—	—	(13)	—	(13)
Comprehensive income attributable to Willis Group Holdings	$508	$501	$1,362	$(1,863)	$508

Condensed Consolidating Balance Sheet

	As at December 31, 2012
	Willis Group Holdings — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$1	$—	$499	$—	$500
Accounts receivable, net	—	—	904	29	933
Fiduciary assets	—	—	10,071	(800)	9,271
Deferred tax assets	1	—	18	(6)	13
Other current assets	1	103	241	(164)	181
Total current assets	3	103	11,733	(941)	10,898
Investments in subsidiaries	(1,542)	3,012	3,824	(5,294)	—
Amounts owed by (to) Group undertakings	4,091	(3,272)	(819)	—	—
NON-CURRENT ASSETS
Fixed assets, net	—	74	395	(1)	468
Goodwill	—	—	1,226	1,601	2,827
Other intangible assets, net	—	—	484	(99)	385
Investments in associates	—	—	(53)	227	174
Deferred tax assets	—	—	42	(24)	18
Pension benefits asset	—	—	136	—	136
Other non-current assets	5	175	157	(131)	206
Total non-current assets	5	249	2,387	1,573	4,214
TOTAL ASSETS	$2,557	$92	$17,125	$(4,662)	$15,112
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$10,071	$(800)	$9,271
Deferred revenue and accrued expenses	2	—	543	(4)	541
Income taxes payable	—	25	120	(126)	19
Short-term debt and current portion of long-term debt	—	15	—	—	15
Deferred tax liabilities	1	—	25	(5)	21
Other current liabilities	60	73	216	(22)	327
Total current liabilities	63	113	10,975	(957)	10,194
NON-CURRENT LIABILITIES
Long-term debt	795	1,542	1	—	2,338
Liabilities for pension benefits	—	—	282	—	282
Deferred tax liabilities	—	—	42	(24)	18
Provisions for liabilities	—	—	188	(8)	180
Other non-current liabilities	—	12	363	—	375
Total non-current liabilities	795	1,554	876	(32)	3,193
TOTAL LIABILITIES	$858	$1,667	$11,851	$(989)	$13,387
EQUITY
Total Willis Group Holdings stockholders’ equity	1,699	(1,575)	5,248	(3,673)	1,699
Noncontrolling interests	—	—	26	—	26
Total equity	1,699	(1,575)	5,274	(3,673)	1,725
TOTAL LIABILITIES AND EQUITY	$2,557	$92	$17,125	$(4,662)	$15,112

Condensed Consolidating Balance Sheet

	As at December 31, 2011
	Willis Group Holdings — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$—	$163	$273	$—	$436
Accounts receivable, net	2	3	877	28	910
Fiduciary assets	—	—	9,941	(603)	9,338
Deferred tax assets	—	1	43	—	44
Other current assets	1	73	271	(86)	259
Total current assets	3	240	11,405	(661)	10,987
Investments in subsidiaries	(1,023)	4,385	3,848	(7,210)	—
Amounts owed by (to) Group undertakings	4,354	(4,240)	(114)	—	—
NON-CURRENT ASSETS
Fixed assets, net	—	63	345	(2)	406
Goodwill	—	—	1,704	1,591	3,295
Other intangible assets, net	—	—	435	(15)	420
Investments in associates	—	—	(45)	215	170
Deferred tax assets	—	—	22	—	22
Pension benefits asset	—	—	145	—	145
Other non-current assets	5	213	192	(127)	283
Total non-current assets	5	276	2,798	1,662	4,741
TOTAL ASSETS	$3,339	$661	$17,937	$(6,209)	$15,728
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$9,941	$(603)	$9,338
Deferred revenue and accrued expenses	2	—	318	—	320
Income taxes payable	—	40	30	(55)	15
Short-term debt and current portion of long-term debt	—	11	4	—	15
Deferred tax liabilities	—	1	25	—	26
Other current liabilities	56	68	185	(27)	282
Total current liabilities	58	120	10,503	(685)	9,996
NON-CURRENT LIABILITIES
Long-term debt	795	1,559	—	—	2,354
Liabilities for pension benefits	—	—	270	—	270
Deferred tax liabilities	—	40	(9)	1	32
Provisions for liabilities	—	—	198	(2)	196
Other non-current liabilities	—	18	345	—	363
Total non-current liabilities	795	1,617	804	(1)	3,215
TOTAL LIABILITIES	$853	$1,737	$11,307	$(686)	$13,211
EQUITY
Total Willis Group Holdings stockholders’ equity	2,486	(1,076)	6,599	(5,523)	2,486
Noncontrolling interests	—	—	31	—	31
Total equity	2,486	(1,076)	6,630	(5,523)	2,517
TOTAL LIABILITIES AND EQUITY	$3,339	$661	$17,937	$(6,209)	$15,728

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2012
	Willis Group Holdings — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(42)	$849	$431	$(713)	$525
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	5	—	5
Additions to fixed assets	—	(26)	(109)	—	(135)
Acquisitions of subsidiaries, net of cash acquired	—	—	(33)	—	(33)
Acquisitions of investments in associates	—	—	—	—	—
Payments to acquire other investments	—	—	(7)	—	(7)
Additions to intangible assets	—	—	(2)	—	(2)
Proceeds from disposal of continuing operations, net of cash disposed	—	—	—	—	—
Net cash used in investing activities	—	(26)	(146)	—	(172)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issue of other debt	—	1	—	—	1
Repayments of debt	—	(15)	—	—	(15)
Repurchase of shares	(100)	—	—	—	(100)
Proceeds from the issue of shares	53	—	—	—	53
Excess tax benefits from share-based payment arrangements	—	—	2	—	2
Amounts owed by/to Group undertakings	275	(972)	697	—	—
Dividends paid	(185)	—	(713)	713	(185)
Proceeds from sale of noncontrolling interests	—	—	3	—	3
Acquisition of noncontrolling interests	—	—	(39)	—	(39)
Dividends paid to noncontrolling interests	—	—	(11)	—	(11)
Net cash provided by (used in) financing activities	43	(986)	(61)	713	(291)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1	(163)	224	—	62
Effect of exchange rate changes on cash and cash equivalents	—	—	2	—	2
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	—	163	273	—	436
CASH AND CASH EQUIVALENTS, END OF YEAR	$1	$—	$499	$—	$500

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2011
	Willis Group Holdings — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(41)	$272	$1,269	$(1,061)	$439
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	13	—	13
Additions to fixed assets	—	(25)	(86)	—	(111)
Acquisitions of subsidiaries, net of cash acquired	—	—	(10)	—	(10)
Acquisitions of investments in associates	—	—	(2)	—	(2)
Payments to acquire other investments	—	—	(5)	—	(5)
Proceeds from sale of discontinued operations, net of cash disposed	—	—	14	—	14
Net cash used in investing activities	—	(25)	(76)	—	(101)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments on revolving credit facility	—	(90)	—	—	(90)
Senior notes issued	794	—	—	—	794
Debt issuance costs	(7)	(5)	—	—	(12)
Proceeds from issue of term loan	—	300	—	—	300
Repayments of debt	—	(911)	—	—	(911)
Make-whole on repurchase and redemption of senior notes	—	(158)	—	—	(158)
Proceeds from the issue of shares	60	—	—	—	60
Excess tax benefits from share-based payment arrangements	—	—	5	—	5
Amounts owed by/to Group undertakings	(626)	708	(82)	—	—
Dividends paid	(180)	—	(1,061)	1,061	(180)
Acquisition of noncontrolling interests	—	(4)	(5)	—	(9)
Dividends paid to noncontrolling interests	—	—	(13)	—	(13)
Net cash provided by (used in) financing activities	41	(160)	(1,156)	1,061	(214)
INCREASE IN CASH AND CASH EQUIVALENTS	—	87	37	—	124
Effect of exchange rate changes on cash and cash equivalents	—	—	(4)	—	(4)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	—	76	240	—	316
CASH AND CASH EQUIVALENTS, END OF YEAR	$—	$163	$273	$—	$436

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2010
	Willis Group Holdings — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(9)	$1,253	$1,572	$(2,327)	$489
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	10	—	10
Additions to fixed assets	—	(7)	(76)	—	(83)
Acquisitions of subsidiaries, net of cash acquired	—	—	(21)	—	(21)
Acquisitions of investments in associates	—	—	(1)	—	(1)
Payments to acquire other investments	—	—	(1)	—	(1)
Proceeds from sale of continuing operations, net of cash disposed	—	—	2	—	2
Net cash used in investing activities	—	(7)	(87)	—	(94)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from draw down of revolving credit facility	—	90	—	—	90
Repayments of debt	—	(200)	(9)	—	(209)
Proceeds from issue of shares	36	—	—	—	36
Excess tax benefits from share-based payment arrangements	—	—	2	—	2
Amounts owed by/to Group undertakings	106	(311)	205	—	—
Dividends paid	(133)	(849)	(1,521)	2,327	(176)
Acquisition of noncontrolling interests	—	(4)	(6)	—	(10)
Dividends paid to noncontrolling interests	—	—	(26)	—	(26)
Net cash provided by (used in) financing activities	9	(1,274)	(1,355)	2,327	(293)
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	—	(28)	130	—	102
Effect of exchange rate changes on cash and cash equivalents	—	—	(7)	—	(7)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	—	104	117	—	221
CASH AND CASH EQUIVALENTS, END OF YEAR	$—	$76	$240	$—	$316